General and administrative expenses	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Occupancy	914	908	946
Rent and maintenance of IT and other equipment	654	570	517
Communication and market data services	638	622	634
Administration	590	612	716
of which: UK and German bank levy[1]	58	20	124
Marketing and public relations	366	419	473
Travel and entertainment	425	425	428
Professional fees	1,015	1,227	1,247
Outsourcing of IT and other services	1,427	1,597	1,656
Litigation, regulatory and similar matters[2]	657	434	805
Other	110	135	94
Total general and administrative expenses	6,797	6,949	7,517
1 The UK bank levy expenses of USD 40 million for 2018 and USD 17 million for 2017 included a credit of USD 45 million and USD 85 million, respectively, related to prior years. 2 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 21 for more information. Also includes recoveries from third parties of USD 29 million, USD 55 million and USD 13 million for the years ended 31 December 2018, 31 December 2017 and 31 December 2016, respectively.

UBS AG
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Occupancy	852	865	931
Rent and maintenance of IT and other equipment	326	422	517
Communication and market data services	520	544	632
Administration	5,383	3,644	1,077
of which: shared services costs charged by UBS Group AG or its subsidiaries[1]	4,803	3,046	370
of which: UK and German bank levy[2]	58	20	124
Marketing and public relations	277	338	470
Travel and entertainment	367	382	416
Professional fees	870	1,086	1,238
Outsourcing of IT and other services	729	1,169	1,610
Litigation, regulatory and similar matters[3]	657	434	805
Other	95	118	79
Total general and administrative expenses	10,075	9,001	7,776
1 Relates to subsidiaries not in the UBS AG scope of consolidation. The increase in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information. 2 The UK bank levy expenses of USD 40 million for 2018 and USD 17 million for 2017 included a credit of USD 45 million and USD 85 million, respectively, related to prior years. 3 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 21 for more information. Also includes recoveries from third parties of USD 29 million, USD 55 million and USD 13 million for the years ended 31 December 2018, 31 December 2017 and 31 December 2016, respectively.